ACCOUNTS RECEIVABLE, NET OF ALLOWANCE	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE
3.	ACCOUNTS RECEIVABLE, NET OF ALLOWANCE

Long-term accounts receivable, net, consisted of the following at the dates indicated (in thousands):

	September 30, 2019	December 31, 2018
Customer receivables	$162,967	$167,017
Unearned finance income	(17,254)	(17,000)
Allowance for bad debt	(6,105)	(4,941)
Accounts receivable, net of allowance	139,608	145,076
Less: Current portion, net of allowance	61,470	57,928
Long-term portion, net of allowance	$78,138	$87,148

Activity in the allowance for bad debt was as follows (in thousands):

	September 30, 2019	December 31, 2018
Balance, beginning of period	$4,941	$19,795
Cumulative effect of accounting changes	—	(12,876)
Provision for bad debt	5,380	7,358
Charge-offs, net	(4,216)	(9,336)
Balance, end of period	$6,105	$4,941

Management evaluates customer receivables for impairment based upon its historical experience, including the age of the receivables and the customers’ payment histories.

4.	ACCOUNTS RECEIVABLE, NET OF ALLOWANCE

Long-term accounts receivable, net, consisted of the following at the dates indicated (in thousands):

	December 31,
	2018	2017
Customer receivables (1)	$167,017	$225,380
Unearned finance income (1)	(17,000)	(20,534)
Allowance for contract cancellations (1)	(4,941)	(19,795)
Accounts receivable, net of allowance	145,076	185,051
Less: Current portion, net of allowance	57,928	79,116
Long-term portion, net of allowance	$87,148	$105,935

Activity in the allowance for contract cancellations was as follows (in thousands):

	Years Ended December 31,
	2018	2017
Balance, beginning of period (1)	$19,795	$26,153
Cumulative effect of accounting changes	(12,876)	—
Provision for bad debt (1)	7,358	6,244
Charge-offs, net	(9,336)	(12,602)
Balance, end of period	$4,941	$19,795

(1)

Upon adoption of ASC 606, the Partnership reclassified amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts to deferred revenue, net. As a result, the Partnership also eliminated the allowance for cancellation of these performance obligations. As the Partnership is now presenting the accounts receivable net of cancellable contracts, the allowance for cancellations was removed and the allowance on accounts receivable is represented by the provision for bad debt.